Share capital (Schedule of Fair Value Weighted-average Assumptions) (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2019 USD ($) yr	Dec. 31, 2018 USD ($) yr
Disclosure of classes of share capital [abstract]
Expected stock price volatility	[1]	59.00%	59.00%
Risk free interest rate		1.55%	1.76%
Expected life | yr		4	3
Expected forfeiture rate		2.66%	3.34%
Expected dividend yield		0.00%	0.00%
Share-based payments included in cost of sales
Share-based payments included in general and administrative expenses		3,314	2,042
Total share-based payments		$ 3,314	$ 2,042

[1]	Expected volatility has been based on historical volatility of the Company's publicly traded shares.